3. EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Equipment
	As of June 30, 2016 (Unaudited)	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	36,822	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(27,360)	(18,989)
Total Property and Equipment, net	$57,733	$66,104